GOODWILL	12 Months Ended
Dec. 31, 2018
GOODWILL
GOODWILL

11.   GOODWILL

	Reporting units/operating segment
	Express	Freight
	delivery	delivery	Store+	Others	Total
Balance as of January 1, 2018	241,623	5,580	181,176	20,205	448,584
Goodwill acquired	—	—	20,492	—	20,492
Balance as of December 31, 2018	241,623	5,580	201,668	20,205	469,076
Balance as of December 31, 2018 (US$)	35,143	812	29,330	2,939	68,224

For the years ended December 31, 2016, 2017 and 2018, the Group performed a qualitative assessment for the Express delivery and Freight delivery services reporting units based on the requirements of ASC 350‑20. The Group evaluated all relevant factors, weighed all factors in their entirety and concluded that it was not more-likely-than-not that the fair values of the Express delivery and Freight delivery services reporting units were less than their respective carrying amounts. Therefore, further impairment testing on goodwill was unnecessary as of December 31, 2017 and 2018, respectively.

For the years ended December 31, 2017 and 2018, the Group performed a quantitative assessment for the remaining reporting units by estimating the fair value of the reporting units based on an income approach. The fair values of the remaining reporting units exceeded their respective carrying values and therefore, goodwill related to these reporting units was not impaired.

No impairment losses were recognized for the years ended December 31, 2016, 2017 and 2018.